Other payables - Derivatives foreign currency forwards (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
EUR
Derivatives
Foreign currency swaps EUR - NIS	€ 847	€ 542
Foreign currency forwards NIS And EUR	3,334
Foreign currency swaps EUR - USD	18,000	379
NIS
Derivatives
Foreign currency swaps EUR - NIS	3,500	2,000
Foreign currency forwards NIS And EUR	14,000
USD
Derivatives
Foreign currency swaps EUR - USD	€ 19,787	€ 600